Fair values of financial instruments carried at fair value - Sensitivity of Level 3 fair values to reasonably possible alternative assumptions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	$ 514	$ 358
Un- favourable changes reflected in profit or loss	(357)	(251)
Favourable changes recognized in OCI	128	170
Un- favourable changes recognized in OCI	(149)	(149)
Derivatives, trading assets | Derivatives, trading liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	372	238
Un- favourable changes reflected in profit or loss	(253)	(177)
Favourable changes recognized in OCI	0	0
Un- favourable changes recognized in OCI	0	0
Financial assets designated at fair value | Financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	89	48
Un- favourable changes reflected in profit or loss	(74)	(38)
Favourable changes recognized in OCI	0	0
Un- favourable changes recognized in OCI	0	0
Financial investments: available for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	53	72
Un- favourable changes reflected in profit or loss	(30)	(36)
Favourable changes recognized in OCI	128	170
Un- favourable changes recognized in OCI	$ (149)	$ (149)